Supplemental Guarantor Condensed Consolidating Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	7 Months Ended		12 Months Ended				7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended		12 Months Ended		5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Satmex Issuer	Dec. 31, 2012 Satmex Issuer	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Non Guarantor Subsidiaries	Dec. 31, 2012 Non Guarantor Subsidiaries	Dec. 31, 2011 Eliminations upon consolidation	Dec. 31, 2012 Eliminations upon consolidation	May 25, 2011 Predecessor Registrant		Dec. 31, 2010 Predecessor Registrant		May 25, 2011 Predecessor Registrant Satmex Issuer	Dec. 31, 2010 Predecessor Registrant Satmex Issuer	May 25, 2011 Predecessor Registrant Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Registrant Guarantor Subsidiaries	May 25, 2011 Predecessor Registrant Non Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Registrant Non Guarantor Subsidiaries	May 25, 2011 Predecessor Registrant Eliminations upon consolidation	Dec. 31, 2010 Predecessor Registrant Eliminations upon consolidation
Revenues:
Satellite services	$ 59,714		$ 113,954				$ 63,505	$ 120,358					$ (3,791)	$ (6,404)	$ 43,734		$ 105,781		$ 46,577	$ 112,666					$ (2,843)	$ (6,885)
Broadband satellite services	7,433		10,949								7,448	10,980	(15)	(31)	5,190		12,910						5,198	12,924	(8)	(14)
Programming distribution services	7,563		14,504				1,063		6,513	14,504			(13)		4,786		10,071		761	1,935	4,040	8,223			(15)	(87)
Services companies											9,050	14,109	(9,050)	(14,109)									12,739	13,957	(12,739)	(13,957)
Total Revenues	74,710		139,407				64,568	120,358	6,513	14,504	16,498	25,089	(12,869)	(20,544)	53,710		128,762		47,338	114,601	4,040	8,223	17,937	26,881	(15,605)	(20,943)
Cost of satellite services	6,191	[1]	11,821	[1]			6,533	12,305			2,549	4,032	(2,891)	(4,516)	4,401	[1]	11,405	[1]	4,586	11,697			1,960	4,454	(2,145)	(4,746)
Cost of broadband satellite services	1,388	[1]	3,151	[1]							4,432	7,866	(3,044)	(4,715)	685	[1]	2,821	[1]					2,839	7,988	(2,154)	(5,167)
Cost of programming distribution services	4,393	[1]	8,440	[1]			636		4,489	10,129			(732)	(1,689)	2,625	[1]	5,387	[1]	454	1,117	2,875	6,075			(704)	(1,805)
Selling and administrative expenses	12,792	[1]	21,147	[1]			10,465	17,124	1,332	1,756	7,030	11,891	(6,035)	(9,624)	7,714	[1]	17,040	[1]	5,535	13,679	595	1,483	12,186	11,103	(10,602)	(9,225)
Depreciation and amortization	46,547		64,951				45,110	63,237	714	893	723	821			17,080		43,402		16,682	42,501	167	392	398	901	(167)	(392)
Reorganization expenses															28,766		16,443		28,766	16,443
Gain on sale of programming agreements																				(5,885)						5,885
Total cost of services	71,311		109,510				62,744	92,666	6,535	12,778	14,734	24,610	(12,702)	(20,544)	61,271		96,498		56,023	79,552	3,637	7,950	17,383	24,446	(15,772)	(15,450)
Operating income (loss)	3,399		29,897				1,824	27,692	(22)	1,726	1,764	479	(167)		(7,561)		32,264		(8,685)	35,049	403	273	554	2,435	167	(5,493)
Interest (expense) income, net and other	(10,123)		(3,398)				(9,059)	(1,854)	(121)	(251)	(1,244)	1,060	301	(2,353)	19,000		(45,373)		(17,761)	(43,222)	(93)	(176)	473	333	(1,619)	(2,308)
Income (loss) before income tax	(6,724)		26,499				(7,235)	25,838	(143)	1,475	520	1,539	134	(2,353)	(26,561)		(13,109)		(26,446)	(8,173)	310	97	1,027	2,768	(1,452)	(7,801)
Income tax (benefit) expense	12,133		(14,820)		14,332	779	11,647	(15,378)	(347)	548	833	10			2,199		779		2,317	274	1		(119)	505
Net income (loss)	(18,857)		41,319				(18,882)	41,216	204	927	(313)	1,529	134	(2,353)	(28,760)		(13,888)		(28,763)	(8,447)	309	97	1,146	2,263	(1,452)	(7,801)
Less: Net income attributable to noncontrolling interest	25		103										25	103	3		444								3	444
Net income (loss) attributable to Satelites Mexicanos, S. A. de C. V.	$ (18,882)		$ 41,216				$ (18,882)	$ 41,216	$ 204	$ 927	$ (313)	$ 1,529	$ 109	$ (2,456)	$ (28,763)		$ (14,332)		$ (28,763)	$ (8,447)	$ 309	$ 97	$ 1,146	$ 2,263	$ (1,455)	$ (8,245)

[1]	Exclusive of depreciation and amortization shown separately below.